Guarantor and Non-Guarantor Subsidiaries Financial Information - Consolidating Statement of Cash Flows (Parenthetical) (Detail)	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 14, 2018	Sep. 30, 2017
3.625% Senior Secured Notes due 2026
Condensed Cash Flow Statements, Captions [Line Items]
Interest rate	3.625%	3.625%	3.625%	3.625%		3.625%
4.125% Senior Secured Notes due 2024
Condensed Cash Flow Statements, Captions [Line Items]
Interest rate	4.125%	4.125%	4.125%	4.125%		4.125%
4.875% Senior Secured Notes due 2024
Condensed Cash Flow Statements, Captions [Line Items]
Interest rate	4.875%	4.875%	4.875%	4.875%		4.875%
5.625% Senior Secured Notes due 2022
Condensed Cash Flow Statements, Captions [Line Items]
Interest rate	5.625%	5.625%	5.625%	5.625%		5.625%
5.500% Senior Notes due 2026
Condensed Cash Flow Statements, Captions [Line Items]
Interest rate		5.50%		5.50%		5.50%
6.750% Senior Notes due 2022
Condensed Cash Flow Statements, Captions [Line Items]
Interest rate		6.75%		6.75%	6.75%	6.75%
6.000% Senior Secured Notes due 2022
Condensed Cash Flow Statements, Captions [Line Items]
Interest rate		6.00%		6.00%		6.00%
6.250% Senior Secured Notes due 2021
Condensed Cash Flow Statements, Captions [Line Items]
Interest rate		6.25%		6.25%		6.25%